Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2023
Significant Events in the Reporting Period [Abstract]
SIGNIFICANT EVENTS IN THE REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS IN THE REPORTING PERIOD

A.	Israel Railways Ltd. (“Israel Railways”)

1)	On January 31, 2023 the Company signed an agreement with Israel Railways to purchase ten Rail Vision Main Line Systems and related services for a total amount of approximately $1.4 million.

2)	According to an amended and restated cooperation agreement, dated January 19, 2020, with Israel Railways, the Company granted Israel Railways warrants to purchase 195,448 of our ordinary shares with a nominal exercise price of NIS 0.01 (approximately $0.003) per share. On January 25, 2023, Israel Railways notified the Company of its exercise of the warrants in full, and accordingly the Company issued 195,448 ordinary shares to Israel Railways.

B.	On February 16, 2023, a leading US-based rail and leasing services company purchased a Switch Yard System for $140,000 with support, to evaluate its performance during a six-month trial, expected to be completed in September 2023.

C.	In May 2023 the Company executed a series of transactions raising aggregate gross proceeds of $6 million (approximately $5.4 million after deducting commissions and offering expenses), as follows.

On May 11, 2023 the Company completed the closing of definitive agreements with investors (i) in a registered direct offering, for the purchase and sale of 3,947,368 ordinary shares and (ii) in a concurrent private placement to the same investors, 3,947,368 warrants, each to purchase one ordinary share at an exercise price of $0.84 per share. The private placement warrants are exercisable upon issuance and have a 5-year term from the initial exercise date. The aggregate gross proceeds to the Company of these registered direct and private placements were approximately $3.0 million.

In a concurrent private placement that was subject to closing conditions, the Company agreed to issue an aggregate of 3,947,368 ordinary shares and 3,947,368 five-year warrants exercisable at $0.84 per share to Knorr-Bremse Systeme für Schienenfahrzeuge GmbH (“Knorr-Bremse”), the largest shareholder of the Company. The Knorr-Bremse private placement was subject to the approval by the Company’s shareholders, and the shareholders approved the placement on June 18, 2023. The aggregate gross proceeds from this placement were approximately $3.0 million.

In all transactions, the purchase price of one share and one 5-year warrant was $0.76.